UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number:  811-04670

DWS Global/International Fund, Inc.
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154
(Address of principal executive offices)  (Zip code)

Paul Schubert
60 Wall Street
New York, NY 10005
(Name and address of agent for service)

Registrant's telephone number, including area code:  (212) 250-3220

Date of fiscal year end:  12/31

Date of reporting period:  9/30/2013

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of September 30, 2013 (Unaudited)

DWS RREEF Global Infrastructure Fund
	Shares	Value ($)
Common Stocks 93.7%
Australia 2.0%
Sydney Airport	3,456,800	12,678,612
Transurban Group	5,411,600	34,331,672

(Cost $46,418,889)		47,010,284
Bermuda 2.6%
Brookfield Infrastructure Partners LP (a) (Cost $60,872,697)	1,611,279	61,260,828
Canada 18.0%
Enbridge, Inc. (a)	4,288,998	179,129,842
Inter Pipeline Ltd.	990,441	24,182,895
Pembina Pipeline Corp. (a)	2,855,098	94,629,431
TransAlta Renewables, Inc.	763,200	7,609,402
TransCanada Corp. (a)	2,542,238	111,680,277

(Cost $403,856,951)		417,231,847
China 2.4%
Jiangsu Expressway Co., Ltd. "H"	20,779,900	24,528,221
Zhejiang Expressway Co., Ltd. "H"	34,250,570	31,653,852

(Cost $51,762,010)		56,182,073
France 1.0%
Eutelsat Communications SA (Cost $22,168,463)	753,800	23,838,614
Germany 1.0%
Hamburger Hafen und Logistik AG (Cost $23,375,612)	960,600	23,627,084
Hong Kong 0.5%
China Merchants Holdings International Co., Ltd. (Cost $10,449,190)	3,322,114	12,068,456
Italy 5.6%
Atlantia SpA (a)	3,392,200	69,096,849
Snam SpA	11,789,400	59,745,868

(Cost $114,710,213)		128,842,717
Japan 2.7%
Tokyo Gas Co., Ltd. (a) (Cost $58,074,922)	11,420,800	62,778,236
Luxembourg 3.3%
SES SA (Cost $79,458,948)	2,686,600	76,896,556
Mexico 1.6%
Infraestructura Energetica Nova SAB de CV* (Cost $30,554,384)	9,675,293	37,394,329
Spain 2.0%
Ferrovial SA (a) (Cost $44,070,387)	2,601,900	46,919,725
Switzerland 1.0%
Flughafen Zuerich AG (Registered) (Cost $19,846,281)	42,800	22,546,743
United Kingdom 6.1%
National Grid PLC	10,345,059	122,383,982
United Utilities Group PLC	1,598,081	17,881,480

(Cost $129,451,774)		140,265,462
United States 43.9%
American Tower Corp. (REIT)	908,730	67,364,155
American Water Works Co., Inc.	990,342	40,881,318
Cheniere Energy, Inc.*	1,476,240	50,398,834
Crown Castle International Corp.*	1,389,312	101,461,455
Enbridge Energy Management LLC (a)	714,988	20,577,347
ITC Holdings Corp. (a)	606,200	56,897,932
NiSource, Inc.	1,862,718	57,539,359
Northeast Utilities	16	660
ONEOK, Inc. (a)	1,398,430	74,564,288
Pepco Holdings, Inc. (a)	2,476,709	45,720,048
Phillips 66 Partners LP* (a)	105,023	3,230,507
SBA Communications Corp. "A"* (a)	1,136,217	91,420,020
SemGroup Corp. "A"	1,011,800	57,692,836
Sempra Energy	932,238	79,799,573
Spectra Energy Corp.	3,815,898	130,618,188
Union Pacific Corp.	351,600	54,617,544
Williams Companies, Inc.	2,375,841	86,385,579

(Cost $904,326,307)		1,019,169,643

Total Common Stocks (Cost $1,999,397,028)		2,176,032,597
Securities Lending Collateral 22.0%
Daily Assets Fund Institutional, 0.09% (b) (c) (Cost $510,979,509)	510,979,509	510,979,509
Cash Equivalents 3.3%
Central Cash Management Fund, 0.05% (b) (Cost $76,457,526)	76,457,526	76,457,526

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $2,586,834,063) †	119.0	2,763,469,632
Other Assets and Liabilities, Net	(19.0)	(440,785,888)

Net Assets	100.0	2,322,683,744

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
†
The cost for federal income tax purposes was $2,593,631,854.  At September 30, 2013, net unrealized appreciation for all securities based on tax cost was $169,837,778.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $184,488,327 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $14,650,549.

(a)
All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at September 30, 2013 amounted to $489,993,248, which is 21.1% of net assets.

(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(c)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
REIT: Real Estate Investment Trust

At September 30, 2013 the DWS RREEF Global Infrastructure Fund had the following sector diversification:

Sector Diversification	Market Value ($)	As a % of Common Stocks
Energy	758,525,736	34.8%
Utilities	724,457,303	33.3%
Industrials	332,068,758	15.3%
Telecommunication Services	192,881,475	8.9%
Consumer Discretionary	100,735,170	4.6%
Financials	67,364,155	3.1%
Total	2,176,032,597	100.0%

Sector diversification is subject to change.

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2013 in valuing the Fund's investments.

Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Australia	$—	$47,010,284	$—	$47,010,284
Bermuda	61,260,828	—	—	61,260,828
Canada	417,231,847	—	—	417,231,847
China	—	56,182,073	—	56,182,073
France	—	23,838,614	—	23,838,614
Germany	—	23,627,084	—	23,627,084
Hong Kong	—	12,068,456	—	12,068,456
Italy	—	128,842,717	—	128,842,717
Japan	—	62,778,236	—	62,778,236
Luxembourg	—	76,896,556	—	76,896,556
Mexico	37,394,329	—	—	37,394,329
Spain	—	46,919,725	—	46,919,725
Switzerland	—	22,546,743	—	22,546,743
United Kingdom	—	140,265,462	—	140,265,462
United States	1,019,169,643	—	—	1,019,169,643
Short-Term Investments(d)	587,437,035	—	—	587,437,035
Total	$2,122,493,682	$640,975,950	$—	$2,763,469,632

There have been no transfers between fair value measurement levels during the period ended September 30, 2013.

(d)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS RREEF Global Infrastructure Fund, a series of DWS Global/International Fund, Inc.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Robert Kendall Robert Kendall President

Date:	November 22, 2013

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	November 22, 2013